Accounting policies, Estimated useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2020
Property, Plant and Machinery [Member] | Bottom of Range [Member]
Property, plant and equipment [Abstract]
Expected useful lives	5 years
Property, Plant and Machinery [Member] | Top of Range [Member]
Property, plant and equipment [Abstract]
Expected useful lives	15 years
Office Equipment [Member] | Bottom of Range [Member]
Property, plant and equipment [Abstract]
Expected useful lives	3 years
Office Equipment [Member] | Top of Range [Member]
Property, plant and equipment [Abstract]
Expected useful lives	10 years